Senior Convertible Notes and Warrants, and Subordinated Notes and Warrants (Details) (USD $)	3 Months Ended		6 Months Ended		8 Months Ended	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Senior Convertible Notes and Warrants, and Subordinated Notes and Warrants [Line Items]
Derivative Liability Senior Warrants Total			$ 518,465		$ 4,450,000
Adjustment to fair value, Total			1,614,024		3,931,535
Derivative Liability Senior Warrants Total	2,132,489		2,132,489		518,465	518,465
Warrants, Beginning Balance			345,623	21,715		21,715
Adjustment to fair value	805,299		805,299
Warrants, Ending Balance					345,623	345,623	21,715
Debt Instrument, Convertible, Beneficial Conversion Feature	0	1,391,847	32	1,391,847		1,511,968	0
Warrant [Member]
Senior Convertible Notes and Warrants, and Subordinated Notes and Warrants [Line Items]
Warrants, Beginning Balance			518,433		2,938,000
Adjustment to fair value			1,614,056		2,419,567
Warrants, Ending Balance	2,132,489		2,132,489		518,433	518,433
Conversion Feature [Member]
Senior Convertible Notes and Warrants, and Subordinated Notes and Warrants [Line Items]
Derivative Conversion Feature Senior Notes			32		1,512,000
Debt Instrument, Convertible, Beneficial Conversion Feature			(32)		1,511,968
Derivative Conversion Feature Senior Notes	$ 0		$ 0		$ 32	$ 32